Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
OPERATING ACTIVITIES:
Net income	$ 48,758	$ 48,190	$ 7,864
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, including debt issuance cost amortization	132,653	77,513	17,188
Loss on early extinguishment of debt		5,769
Non-cash equity-based compensation expense	14,054	8,670
Loss (gain) on disposal or impairment of assets	3,597	187	(71)
Provision for doubtful accounts	2,172	1,315	1,049
Commodity derivative (gain) loss	43,655	4,376	(5,974)
Earnings of unconsolidated entities	(1,898)
Other	312	375	403
Changes in operating assets and liabilities, exclusive of acquisitions:
Accounts receivable - trade	21,388	2,562	(20,179)
Accounts receivable - affiliates	18,002	(12,877)	193
Inventories	(73,321)	18,433	30,268
Prepaid expenses and other current assets	18,900	22,585	14,344
Accounts payable - trade	(146,152)	(16,913)	35,747
Accounts payable - affiliates	67,361	(6,813)	4,549
Accrued expenses and other payables	(61,171)	(9,689)	366
Advance payments received from customers	(3,074)	(11,049)	4,582
Net cash used in operating activities	85,236	132,634	90,329
INVESTING ACTIVITIES:
Purchases of long-lived assets	(165,148)	(72,475)	(7,544)
Acquisitions of businesses, including acquired working capital, net of cash acquired	(1,268,810)	(490,805)	(297,401)
Cash flows from commodity derivatives	(35,956)	11,579	6,464
Proceeds from sales of assets	24,660	5,080	1,238
Investments in unconsolidated entities	(11,515)
Distributions of capital from unconsolidated entities	1,591
Other	(195)		346
Net cash used in investing activities	(1,455,373)	(546,621)	(296,897)
FINANCING ACTIVITIES:
Proceeds from borrowings under revolving credit facilities	2,545,500	1,227,975	478,900
Payments on revolving credit facilities	(2,101,000)	(964,475)	(329,900)
Issuances of notes	450,000	250,000
Proceeds from borrowings on other long-term debt	880	653
Payments on other long-term debt	(8,819)	(4,837)	(1,278)
Debt issuance costs	(24,595)	(20,189)	(2,380)
Contributions	2,825	913	440
Distributions	(145,930)	(71,682)	(19,060)
Proceeds from sale of common units, net of offering costs	650,155	(642)	74,759
Repurchase of common units			(3,418)
Net cash provided by financing activities	1,369,016	417,716	198,063
Net increase (decrease) in cash and cash equivalents	(1,121)	3,729	(8,505)
Cash and cash equivalents, beginning of period	11,561	7,832	16,337
Cash and cash equivalents, end of period	$ 10,440	$ 11,561	$ 7,832